Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.43%	14.82%
Bloomberg US Universal Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.58%	0.06%	2.44%
Blended Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	12.56%	6.49%	7.18%
Morningstar Moderately Conservative Allocation Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.34%	4.47%	5.60%
A
Prospectus [Line Items]
Average Annual Return, Percent		6.77%	4.56%	5.73%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.16%	3.20%	4.31%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.95%	2.94%	3.91%
C
Prospectus [Line Items]
Average Annual Return, Percent		10.00%	4.67%	5.54%
F
Prospectus [Line Items]
Average Annual Return, Percent		9.80%	5.30%	6.08%
R
Prospectus [Line Items]
Average Annual Return, Percent		11.80%	5.44%	6.06%
IS
Prospectus [Line Items]
Average Annual Return, Percent		12.20%	5.78%	6.47%

[1]	The S&P 500 Index is an unmanaged capitalization-weighted, broad-based benchmark index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Bloomberg US Universal Bond Index covers U.S. dollar-denominated, taxable bonds that are rated either investment-grade or higher-yield.
[3]	The Blended Index is comprised of 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomberg US Corporate High Yield 2% Issuer Capped Index/20% Bloomberg US Mortgage Backed Securities Index. The Russell 1000® Value measures the performance of the large-cap value segment of the U.S. equity universe. The Bloomberg EM Seasoned ex Aggregate/Eurodollar Index is the emerging markets debt component of the Bloomberg US Universal Index and is generally at least 80% noninvestment-grade. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg US Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis. The Bloomberg US Mortgage Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.